Aquisition (Details)				12 Months Ended
	Mar. 01, 2024 USD ($)	Mar. 01, 2024 CNY (¥)	Apr. 10, 2023 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Acquisition [Line Items]
Total consideration	$ 6,068,268	¥ 43,200,000	$ 5,000,000	$ 5,860,534	¥ 41,721,142	$ 5,439,127	¥ 38,721,142
Intangible assets amortized period				10 years	10 years
Zhejiang Oulong [Member]
Acquisition [Line Items]
Equity interest			100.00%
Total consideration				$ 5,619	¥ 40,000